Restructuring Charges, Net - Schedule of Restructuring Charges Incurred by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Restructuring Cost And Reserve [Line Items]
Restructuring charges, net	$ 0	$ 1,892	$ 68,558
Operating Segments | Americas
Restructuring Cost And Reserve [Line Items]
Restructuring charges, net		0	23,844
Operating Segments | EMEA
Restructuring Cost And Reserve [Line Items]
Restructuring charges, net		1,892	37,390
Operating Segments | APAC
Restructuring Cost And Reserve [Line Items]
Restructuring charges, net		0	6,932
Corporate
Restructuring Cost And Reserve [Line Items]
Restructuring charges, net		$ 0	$ 392